Share-based compensation	6 Months Ended
Jun. 30, 2022
Share-based Payment Arrangements [Abstract]
Share-based compensation	Share-based compensation
Equity Incentive Plan 2019
In November 2019, the Company adopted the Equity Incentive Plan 2019. Under the Equity Incentive Plan 2019, the Company may at its discretion grant to plan participants, such as directors, certain employees and service providers, awards in the form of restricted shares and restricted share units (“RSUs”), share options, share appreciation rights, performance awards and other share-based awards. The Company has reserved 13,820,000 common shares for future issuance under the Equity Incentive Plan 2019 (including share-based equity awards granted to date less awards forfeited). As of June 30, 2022, the Company has 1,769,901 common shares available for the future issuance of share-based equity awards. On March 7, 2022, the Company issued its annual equity award, which was approved by the Compensation Committee of the Board of Directors and consisted of 1,867,076 share options and 570,340 RSUs. On May 11, 2022, the Company issued a special retention award to select employees, which was approved by the Compensation Committee of the Board of
Directors and consisted of 1,298,700 RSU's. As of June 30, 2022, the Company has only granted share options, RSUs and performance awards under the Equity Incentive Plan 2019.
As of June 30, 2022, the cumulative amount recorded as an increase to Other Reserves within equity in the unaudited condensed consolidated interim balance sheet of the Equity Incentive Plan 2019 was KUSD 123,194. An amount of KUSD 512 was withheld for tax charges during the three months ended March 31, 2022. There were no amounts withheld for tax charges during the three months ended June 30, 2022. The amount of expense for all awards recognized for services received during the three and six months ended June 30, 2022 were KUSD 13,818 and KUSD 27,728, respectively, and for the three and six months ended June 30, 2021 were KUSD 18,267 and KUSD 32,218, respectively.
Share Options
Pursuant to the Equity Incentive Plan 2019, the Company may grant share options to its directors, certain employees and service providers working for the benefit of the Company at the time. The exercise price per share option is set by the Company at the fair market value of the underlying common shares on the date of grant, as determined by the Company, which is generally the closing share price of the Company’s common shares traded on the NYSE. The awards generally vest 25% on the first anniversary of the date of grant, and thereafter evenly on a monthly basis over the subsequent three years. The contractual term of each share option award granted is ten years. Under the grant, the options may be settled only in common shares of the Company. Therefore, the grants of share options under the Equity Incentive Plan 2019 have been accounted for as equity-settled under IFRS 2. As such, the Company records a charge for the vested portion of award grants and for partially earned but non-vested portions of award grants. This results in a front-loaded charge to the Company’s unaudited condensed consolidated interim statement of operations and a corresponding increase to Other Reserves within equity on the unaudited condensed consolidated interim balance sheet.
The expense recognized for services received during the three and six months ended June 30, 2022 was KUSD 8,450 and KUSD 18,965, respectively. The expense recognized for services received during the three and six months ended June 30, 2021 was KUSD 15,315 and KUSD 28,007, respectively.
The following table summarizes the share option awards outstanding as of June 30, 2022:

	Average strike price per share in USD	Number of awards	Weighted average remaining life in years
December 31, 2021	27.23	6,640,200	8.70
Granted	13.11	3,243,719	9.59
Forfeited	27.12	(586,875)	N/A
June 30, 2022	22.31	9,297,044	8.65
Awards outstanding as of June 30, 2022 and December 31, 2021, expire through 2032. The options granted during 2022 include the Company’s annual equity award discussed above. The grant-date fair value of the options relating to the annual equity awards was USD 8.85 per share. As of June 30, 2022, 3,073,399 awards are vested and exercisable out of the total outstanding awards of 9,297,044 common shares. The weighted average strike price and weighted average remaining life for vested and exercisable awards is USD 25.76 and 7.87 years, respectively.
The fair values of the options granted were determined on the date of the grant using the Black-Scholes option-pricing model. The Company used an independent valuation firm to assist in calculating the fair value of the award grants per participant.
The fair values of the options granted during the three and six months ended June 30, 2022 were determined on the date of the grant using the following assumptions:

	Three Months Ended	Six Months Ended
	June 30, 2022	June 30, 2022
Share price, in USD	6.55 - 14.83	6.55 - 19.69
Strike price, in USD	6.55 - 14.83	6.55 - 19.69
Expected volatility	70% to 75%	70% to 75%
Award life	6.08	6.08
Expected dividends	—	—
Risk-free interest rate	2.49% - 3.05%	1.46% - 3.05%
The expected volatility was based on the Company’s historical volatility and selected volatility determined by median values observed among other comparable public companies.
The award life is based on the time interval between the date of grant and the date during the ten-year life after which, when making the grant, the Company expected on average that participants would exercise their options.
RSUs
Pursuant to the Equity Incentive Plan 2019, the Company may grant RSUs to its directors, certain employees and service providers working for the benefit of the Company at the time. The awards generally vest annually over a period of three years commencing on the first anniversary of the date of grant. The special retention awards discussed above vest 50% and the remainder at the six-month and one year anniversaries, respectively, of the grant date. Under the grant, the RSUs may be settled only in common shares of the Company. Therefore, the grants of RSUs under the Equity Incentive Plan 2019 have been accounted for as equity-settled under IFRS 2. As such, the Company records a charge for the vested portion of award grants and for partially earned but non-vested portions of award grants. This results in a front-loaded charge to the Company’s unaudited condensed consolidated interim statement of operations and a corresponding increase to Other Reserves within equity on the unaudited condensed consolidated interim balance sheet.
The expense recognized for services received during the three and six months ended June 30, 2022 was KUSD 5,368 and KUSD 8,763, respectively. The expense recognized for services received during the three and six months ended June 30, 2021 was KUSD 2,952 and KUSD 4,211, respectively.

	Number of awards	Weighted average grant date fair value
December 31, 2021	663,055	30.95
Granted	2,121,371	9.37
Vested	(137,908)	28.70
Forfeited	(86,572)	23.27
June 30, 2022	2,559,946	13.44
The RSUs granted during 2022 include the annual equity award and special retention award discussed above, which had grant date fair values of $14.00 and $6.93, respectively.
Share-based Compensation Reserves
The movement in the Share-based Compensation Reserves (included in Other reserves within equity) is as follows:

	Three months ended		Six months ended
(in KUSD)	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021
Equity Incentive Plan 2019 - Share Options	8,450	15,315	18,965	28,007
Equity Incentive Plan 2019 - RSUs	5,368	2,952	8,763	4,211
Tax and social charge deductions - Incentive Plan 2019	—	—	(512)	—
Total	13,818	18,267	27,216	32,218